Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land [Member]	Dec. 31, 2010 Land [Member]	Dec. 31, 2011 Building and Improvements [Member] Y	Dec. 31, 2010 Building and Improvements [Member]	Dec. 31, 2011 Advertising structures [Member] Y	Dec. 31, 2010 Advertising structures [Member]	Dec. 31, 2011 Automotive and other equipment [Member] Y	Dec. 31, 2010 Automotive and other equipment [Member]
Summary of major categories of property, plant and equipment
Property, plant and equipment	$ 2,868,937	$ 2,860,592	$ 2,796,935	$ 307,968	$ 298,879	$ 108,820	$ 105,459	$ 2,309,775	$ 2,264,953	$ 134,029	$ 127,644
Estimated Life, Minimum						10		5		3
Estimated Life, Maximum						39		15		7